EQUITY (Details) - Schedule of movement of fully paid shares - N° of Shares [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period		$ 3,146,265	$ 3,146,265	$ 3,146,265
There are no movements of shares paid
New shares issued (ERO)		800,000
Conversion options of convertible notes exercised during the year	[1]	1,115,996
Conversion options of convertible notes exercised during the year		1,372,798
Conversion options of convertible notes exercised during the year	[2]	6,863,427
Subtotal		10,152,221
Paid shares as of end of period		$ 13,298,486	$ 3,146,265	$ 3,146,265

[1]	It only includes Convertible Notes issued in exchange for the settlement of Chapter 11 claims.
[2]	Part of the Convertible Notes received in cash and the rest in exchange for the settlement of Chapter 11 claims.